Exhibit 99.1

World Omni Auto Receivables Trust 2018-C

Monthly Servicer Certificate

May 31, 2022

Dates Covered
Collections Period	05/01/22 - 05/31/22
Interest Accrual Period	05/16/22 - 06/14/22
30/360 Days	30
Actual/360 Days	30
Distribution Date	06/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/22	133,395,014.26	14,454
Yield Supplement Overcollateralization Amount 04/30/22	3,498,441.71	0
Receivables Balance 04/30/22	136,893,455.97	14,454
Principal Payments	9,060,176.77	422
Defaulted Receivables	94,438.93	9
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/22	3,133,929.95	0
Pool Balance at 05/31/22	124,604,910.32	14,023

Pool Statistics	$ Amount	# of Accounts
Pool Factor	11.58%
Prepayment ABS Speed	1.14%
Aggregate Starting Principal Balance	1,103,449,170.74	40,092

Delinquent Receivables:
Past Due 31-60 days	1,838,522.78	143
Past Due 61-90 days	361,583.89	24
Past Due 91-120 days	52,961.18	4
Past Due 121+ days	0.00	0
Total	2,253,067.85	171

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.76%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.32%
Delinquency Trigger Occurred	NO

Recoveries	70,500.51
Aggregate Net Losses/(Gains) - May 2022	23,938.42
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.21%
Prior Net Losses/(Gains) Ratio	-0.32%
Second Prior Net Losses/(Gains) Ratio	0.03%
Third Prior Net Losses/(Gains) Ratio	-0.38%
Four Month Average	-0.12%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.02%

Overcollateralization Target Amount	10,184,266.44
Actual Overcollateralization	10,184,266.44
Weighted Average Contract Rate	3.65%
Weighted Average Contract Rate, Yield Adjusted	6.39%
Weighted Average Remaining Term	22.44

Flow of Funds	$ Amount
Collections	9,538,888.48
Investment Earnings on Cash Accounts	1,537.00
Servicing Fee	(114,077.88)
Transfer to Collection Account	-
Available Funds	9,426,347.60

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	252,054.37
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,586.67
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	8,790,103.94
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	297,602.62

Total Distributions of Available Funds	9,426,347.60

Servicing Fee	114,077.88
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	970,060,000.00
Original Class B	30,560,000.00

Total Class A & B
Note Balance @ 05/16/22	123,210,747.82
Principal Paid	8,790,103.94
Note Balance @ 06/15/22	114,420,643.88

Class A-1
Note Balance @ 05/16/22	0.00
Principal Paid	0.00
Note Balance @ 06/15/22	0.00
Note Factor @ 06/15/22	0.0000000%

Class A-2
Note Balance @ 05/16/22	0.00
Principal Paid	0.00
Note Balance @ 06/15/22	0.00
Note Factor @ 06/15/22	0.0000000%

Class A-3
Note Balance @ 05/16/22	3,590,747.82
Principal Paid	3,590,747.82
Note Balance @ 06/15/22	0.00
Note Factor @ 06/15/22	0.0000000%

Class A-4
Note Balance @ 05/16/22	89,060,000.00
Principal Paid	5,199,356.12
Note Balance @ 06/15/22	83,860,643.88
Note Factor @ 06/15/22	94.1619626%

Class B
Note Balance @ 05/16/22	30,560,000.00
Principal Paid	0.00
Note Balance @ 06/15/22	30,560,000.00
Note Factor @ 06/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	338,641.04
Total Principal Paid	8,790,103.94
Total Paid	9,128,744.98

Class A-1
Coupon	2.36000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.80000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.13000%
Interest Paid	9,365.87
Principal Paid	3,590,747.82
Total Paid to A-3 Holders	3,600,113.69

Class A-4
Coupon	3.27000%
Interest Paid	242,688.50
Principal Paid	5,199,356.12
Total Paid to A-4 Holders	5,442,044.62

Class B
Coupon	3.40000%
Interest Paid	86,586.67
Principal Paid	0.00
Total Paid to B Holders	86,586.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3384312
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	8.7846575
Total Distribution Amount	9.1230887

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0287297
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	11.0145639
Total A-3 Distribution Amount	11.0432936

A-4 Interest Distribution Amount	2.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	58.3803741
Total A-4 Distribution Amount	61.1053741

B Interest Distribution Amount	2.8333334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.8333334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 05/16/22	2,546,066.61
Investment Earnings	1,354.56
Investment Earnings Paid	(1,354.56)
Deposit/(Withdrawal)	-
Balance as of 06/15/22	2,546,066.61
Change	-

Required Reserve Amount	2,546,066.61

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$337,021.81	$367,223.37	$283,912.11
Number of Extensions	29	30	23
Ratio of extensions to Beginning of Period Receivables Balance	0.25%	0.25%	0.18%